Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
CIT at rate of 25%	$ 16,893,828	$ 58,376,794	$ 62,599,817
Tax effect of non-deductible expenses	18,115,751	8,867,037	5,799,761
LAT expense	90,907,634	68,631,338	62,996,403
CIT benefit of LAT	(22,726,908)	(17,157,834)	(15,749,101)
Changes in valuation allowance	5,463,801	23,073,210	(491,075)
International rate differences	15,736,526	17,351,758	18,224,012
Dividend and interest withholding taxes	13,132,901	(3,816,800)	15,403,663
Adjustment of estimated income tax accruals	(2,850,373)	(4,285,329)	(3,952,396)
Others	386,030	(561,802)	(383,837)
Income tax expense	$ 135,059,190	$ 150,478,372	$ 144,447,247